Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 77,588	$ 62,112	$ 132,009	$ 239,575
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation			66,235	59,995
Amortization of deferred dry-docking costs and leasehold improvements			10,078	10,102
Amortization of deferred finance costs	1,055	874	1,872	2,083
Amortization of right of use assets for finance lease			707	306
Amortization of assumed liabilities from time charters attached			(6,276)	0
Amortization of revenue escalation			984	(5,527)
Interest expense on long - term receivable			(431)	(251)
Interest income from debt securities, accrued			(22)	0
Change in fair value of derivative instruments			(3,335)	(3,510)
Gain on sale of vessels	(32,495)	0	(48,662)	(81,198)
Payments for dry-docking			(13,731)	(12,253)
(Increase) Decrease in:
Receivables and other, net			14,553	29,508
Margin deposits			0	0
Inventories			1,878	5,231
Prepaid insurance and other			(5,667)	2,580
Capitalized voyage expenses			536	1,016
Increase (Decrease) in:
Payables and other			13,840	(4,532)
Accrued liabilities			9,908	8,060
Unearned revenue			(14,254)	7,317
Net Cash provided by Operating Activities			160,222	258,502
Cash Flows from Investing Activities:
Advances for vessels under construction			(38,707)	(97,347)
Vessel acquisitions and/or improvements			(446,716)	(31,572)
Investments in debt securities			(5,000)	0
Time deposits and treasury bills			(94,505)	0
Proceeds from sale of vessels			228,416	165,944
Net Cash (used in) provided by Investing Activities			(356,512)	37,025
Cash Flows from Financing Activities:
Proceeds from long-term debt and other financial liabilities			331,931	304,124
Financing costs			(3,788)	(2,488)
Payments of long-term debt and other financial liabilities			(111,943)	(343,510)
Payments of operating and finance leases			(1,183)	(1,040)
Partial redemption of Class B preferred shares of subsidiary			0	(1,000)
Cash dividends			(13,500)	(26,958)
Net Cash provided by (used in) Financing Activities			201,517	(70,872)
Net increase in cash and cash equivalents and restricted cash			5,227	224,655
Cash and cash equivalents and restricted cash at beginning of period			376,694	309,439	$ 309,439
Cash and cash equivalents and restricted cash at end of period	381,921	534,094	381,921	534,094	376,694
Current Assets:
Cash and Cash Equivalents, at Carrying Value	377,270	529,217	377,270	529,217	372,032
Restricted Cash and Cash Equivalents, Current	4,651	4,877	4,651	4,877	4,662
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Total	$ 381,921	$ 534,094	$ 381,921	$ 534,094	$ 376,694